Income Taxes - Deferred Tax Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Losses and LAE reserve discount		$ 22	$ 22
Net operating losses		702	1,476
Investment amortization		119	119
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Unearned Premiums Reserve		1,914	2,469
Capitalized organizational costs		304	334
Unrealized losses on investments		505
Other		306	457
Total deferred tax assets		3,872	4,877
Deferred tax liabilities:
Deferred acquisition costs		(2,127)	(3,184)
Unrealized gains on investments			(734)
Other		(68)	(12)
Total deferred tax liabilities		(2,195)	(3,930)
Net deferred tax asset before valuation allowance		1,677	947
Valuation allowance	$ 0	(1,677)	$ (947)
Increase in valuation allowance	$ (1,700)	$ 700